Cornerstone Advisors Public Alternatives Fund

THE ADVISORS' INNER CIRCLE FUND

CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND (THE "FUND")

SUPPLEMENT DATED OCTOBER 3, 2014

TO THE

PROSPECTUS

DATED MARCH 1, 2014,

AS SUPPLEMENTED JULY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED

IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On September 29, 2014, shareholders of the Fund approved a new investment sub-advisory agreement between Cornerstone Advisors, Inc. ("Cornerstone"), the investment adviser of the Fund, and Numeric Investors LLC ("Numeric"). Accordingly, Numeric now serves as a sub-adviser to the Fund.

Therefore, effective immediately, the Prospectus is amended as follows:

THE TABLE UNDER THE HEADING "ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)" AND THE FOOTNOTES TO SUCH TABLE ON PAGE 23 OF THE PROSPECTUS ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Annual Fund Operating Expenses		CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND Institutional Shares
Management Fee	[1]	0.71%
Shareholder Servicing Fee		0.05%
Dividend, Interest and Stock Loan Expense on Securities Sold Short		0.38%
Remaining Other Expenses		0.19%
Total Other Expenses		0.62%
Acquired Fund Fees and Expenses		0.78%
Total Annual Fund Operating Expenses	[2]	2.11%
[1]	Each sub-adviser receives a fee from the Fund based on the portion of the Fund's assets allocated to such sub-adviser. Asset allocations and fees payable to the sub-advisers may vary and, consequently, the total management fee actually payable by the Fund will fluctuate and may be higher or lower than that shown above.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

THE TABLE FOLLOWING THE SECOND PARAGRAPH UNDER THE HEADING "EXAMPLE" ON PAGE 23 OF THE PROSPECTUS IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING TABLE:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CORNERSTONE ADVISORS PUBLIC ALTERNATIVES FUND Institutional Shares	214	661	1,134	2,441

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.